Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2021
At fair value
Financial instruments
Schedule of fair value of assets and liabilities

	30 Jun 2021 $m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
Continuing operations		note (a)	note (b)
Loans	—	560	5	565
Equity securities and holdings in collective investment schemes	52,299	7,695	472	60,466
Debt securities	75,221	17,475	32	92,728
Other investments (including derivative assets)	391	94	—	485
Derivative liabilities	(192)	(220)	—	(412)
Total financial investments, net of derivative liabilities	127,719	25,604	509	153,832
Investment contract liabilities without discretionary participation features	—	(825)	—	(825)
Net asset value attributable to unit holders of consolidated investment funds	(5,770)	—	—	(5,770)
Total financial instruments at fair value	121,949	24,779	509	147,237
Percentage of total (%)	83%	17%	0%	100%

Analysed by business type:
Financial investments, net of derivative liabilities at fair value, from continuing operations:
With-profits	80,526	12,874	415	93,815
Unit-linked	25,279	985	—	26,264
Non-linked shareholder-backed business	21,914	11,745	94	33,753
Total financial investments net of derivative liabilities, at fair value	127,719	25,604	509	153,832
Percentage of total continuing operations (%)	83%	17%	0%	100%

Total financial investments, net of derivative liabilities at fair value	127,719	25,604	509	153,832
Other financial liabilities at fair value	(5,770)	(825)	—	(6,595)
Group total financial instruments at fair value from continuing operations	121,949	24,779	509	147,237

	31 Dec 2020 $m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (a)	note (b)
Loans	—	416	3,461	3,877
Equity securities and holdings in collective investment schemes	272,863	5,224	548	278,635
Debt securities	75,998	49,769	62	125,829
Other investments (including derivative assets)	123	2,477	1,866	4,466
Derivative liabilities	(298)	(184)	—	(482)
Total financial investments, net of derivative liabilities	348,686	57,702	5,937	412,325
Investment contract liabilities without discretionary participation features	—	(792)	—	(792)
Net asset value attributable to unit holders of consolidated investment funds	(5,464)	(17)	(494)	(5,975)
Other financial liabilities held at fair value	—	—	(3,589)	(3,589)
Total financial instruments at fair value	343,222	56,893	1,854	401,969
Percentage of total (%)	86%	14%	0%	100%

Analysed by business type:
Financial investments, net of derivative liabilities at fair value, from continuing operations:
With-profits	78,203	11,481	395	90,079
Unit-linked	25,144	1,075	—	26,219
Non-linked shareholder-backed business	20,999	12,068	89	33,156
Total financial investments, net of derivative liabilities at fair value	124,346	24,624	484	149,454
Other financial liabilities at fair value	(5,464)	(809)	—	(6,273)
Total financial instruments, net of derivative liabilities, at fair value from continuing operations	118,882	23,815	484	143,181
Percentage of total continuing operations (%)	83%	17%	0%	100%

Total financial instruments, net of derivative liabilities, at fair value from discontinued US operationsnote (c)	224,340	33,078	1,370	258,788
Group total financial instruments at fair value	343,222	56,893	1,854	401,969

Schedule of reconciliation of movements in level 3 financial instruments measured at fair value

	Half year 2021 $m
	Continuing operations
				Net asset
		Equity		value
		securities		attributable
		and		to unit
		holdings in		holders of
		collective		consolidated
Reconciliation of movements in level 3 assets		investment	Debt	investment		Group
and liabilities measured at fair value	Loans	schemes	securities	funds	US (discont’d)	total
Balance at beginning of period	6	445	33	—	1,370	1,854
Total gains (losses) in income statementnote	(1)	21	—	—	199	219
Total gains (losses) recorded in other comprehensive income	—	(5)	(1)	—	—	(6)
Purchases and other additions	—	11	—	—	125	136
Sales	—	—	—	—	(302)	(302)
Issues	—	—	—	—	(175)	(175)
Settlements	—	—	—	—	140	140
Transfers out of level 3	—	—	—	—	(20)	(20)
Balance at end of period	5	472	32	—	1,337	1,846

	Full year 2020 $m
	Continuing operations
				Net asset
		Equity		value
		securities		attributable
		and		to unit
		holdings in		holders of
		collective		consolidated
Reconciliation of movements in level 3 assets		investment	Debt	investment		Group
and liabilities measured at fair value	Loans	schemes	securities	funds	US (discont’d)	total
Balance at beginning of year	—	264	6	(2)	1,140	1,408
Total gains (losses) in income statementnote	—	49	(5)	2	(72)	(26)
Total gains (losses) recorded in other comprehensive income	—	9	—	—	(2)	7
Purchases and other additions	—	255	—	—	363	618
Sales	—	(132)	—	—	(123)	(255)
Issues	6	—	—	—	(204)	(198)
Settlements	—	—	—	—	247	247
Transfers into level 3	—	—	32	—	21	53
Balance at end of year	6	445	33	—	1,370	1,854

Note

Of the total net gains from continuing operations in the income statement of $20 million at half year 2021 (full year 2020: $46 million from continuing operations), $20 million (full year 2020: $12 million from continuing operations) relates to net unrealised gains and losses of financial instruments still held at the end of the period, which can be analysed as follows:

	2021 $m	2020 $m
	Half year	Full year
Loan	(1)	—
Equity securities and holdings in collective investment schemes	21	11
Debt securities	—	1
Total continuing operations	20	12

Schedule of net unrealised gains and losses in the income statement for financial instruments still held at the end of the year

	2021 $m	2020 $m
	Half year	Full year
Loan	(1)	—
Equity securities and holdings in collective investment schemes	21	11
Debt securities	—	1
Total continuing operations	20	12

Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Schedule of fair value of assets and liabilities

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below. These are carried at amortised cost, which approximates fair value. The carrying value of investment contracts with discretionary participation features is on an IFRS 4 basis, which is also excluded from the analysis below, as it is impractical to determine the fair value of these contracts due to the lack of a reliable basis to measure participation features.

	2021 $m		2020 $m
	30 Jun		31 Dec
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets
Loans	1,875	2,245	1,826	2,026
Liabilities
Core structural borrowings of shareholder-financed businesses	(6,404)	(7,029)	(6,383)	(7,178)
Operational borrowings (excluding lease liabilities)	(500)	(500)	(501)	(501)
Obligations under funding, securities lending and sale and repurchase agreements	(396)	(396)	(271)	(231)
Total continuing operations	(5,425)	(5,680)	(5,329)	(5,884)
Discontinued US operations			(5,497)	(5,516)
Group total			(10,826)	(11,400)